Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operations
Earnings before interest and tax	R 9,697	R 17,747	R 31,705
Adjusted for
share of profits of equity accounted investments	(1,074)	(1,443)	(1,071)
equity-settled share-based payment	1,659	3,776	463
Depreciation and amortisation	17,968	16,425	16,204
Effect of remeasurement items	18,645	9,901	1,616
Movement in long-term provisions
income statement charge	430	(596)	228
utilisation	(1,099)	(729)	(969)
Movement in short-term provisions	(3)	25	(215)
Movement in post-retirement benefits	635	(561)	356
Translation effects	(199)	(121)	(11)
Write-down of inventories to net realisable value	371	234	470
Movement in financial assets and liabilities	864	2,415	(3,120)
Movement in other receivables and payables	601	(244)	50
Other non-cash movements	493	(191)	530
Cash flow from operations	R 48,988	R 46,638	R 46,236